Fair Value Measurements - Summary of Gross Holding Losses and Fair Value of Held-to-Maturity Securities (Detail) - US Treasury Securities	Dec. 31, 2020 USD ($)
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	$ 414,228,281
Gross Holding Losses	4,345
Fair Value	$ 414,232,626